Virtus Duff & Phelps Clean Energy ETF (the “Fund”)
a series of Virtus ETF Trust II

Supplement dated April 24, 2026, to the
Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”), each dated November 28, 2025, as supplemented to date

IMPORTANT NOTICE TO INVESTORS

Effective April 24, 2026, Eric Fogarty, CFA will no longer serve as a portfolio manager for the Fund.

All references to Mr. Fogarty in the Summary Prospectus, Statutory Prospectus and SAI are deleted in their entirety.

Investors should retain this supplement with the Summary Prospectus, Statutory Prospectus and SAI for future reference.

VCLN PM Change (4/26)